Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
India [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	₨ 33,033	₨ 26,311	₨ 17,121
Proved oil and gas properties	1,542,710	1,386,994	1,276,878
Support equipment	6,553	5,231	4,865
Gross Capitalized costs	1,582,296	1,418,536	1,298,864
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(1,465,495)	(1,183,462)	(1,075,592)
Net Capitalized costs	116,801	235,073	223,272
Sri Lanka [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	58,959	54,514	51,261
Proved oil and gas properties	0	0	0
Support equipment	0	0	0
Gross Capitalized costs	58,959	54,514	51,261
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(58,959)	(54,514)	(51,261)
Net Capitalized costs	0	0	0
South Africa [member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Unproved oil and gas properties	2,728	2,522	2,372
Proved oil and gas properties	0	0	0
Support equipment	0	0	0
Gross Capitalized costs	2,728	2,522	2,372
Accumulated depreciation, depletion, and amortization, and valuation allowances (including impairment loss)	(2,728)	(2,522)	(2,372)
Net Capitalized costs	₨ 0	₨ 0	₨ 0